Deferred revenue (Schedule of detailed information about deferred revenue) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Deferred Revenue [Abstract]
Current	$ 87,672	$ 64,658
Non-current	330,848	404,880
Deferred revenue	$ 418,520	$ 469,538	$ 515,326